As filed with the Securities and Exchange    1933 Act Registration No. 033-76432
Commission on September 28, 2010                 1940 Act Registration No. 811-08412

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

POST-EFFECTIVE AMENDMENT NO. 17 TO
FORM S-6
FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
OF SECURITIES OF UNIT INVESTMENT TRUSTS
REGISTERED ON FORM N-8B-2

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT K
(EXACT NAME OF TRUST)

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(NAME OF DEPOSITOR)

1300 South Clinton Street P.O. Box 1110 Fort Wayne, IN 46801
(COMPLETE ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

Nicole A. Jones	Copy To:
The Lincoln National Life	John L. Reizian
Insurance Company	The Lincoln National Life
150 North Radnor	Insurance Company
Chester Road	350 Church Street
Radnor, PA 19087	Hartford, CT 06103

(NAME AND COMPLETE ADDRESS
OF AGENT FOR SERVICE)

Title of securities being registered: Flexible Premium Variable Life
Insurance Policies.
Approximate date of proposed public offering: Continuous

Indefinite number of units of interest in variable life insurance contracts
(Title of Securities Being Registered)

An indefinite amount of the securities being offered by the Registration
Statement has been registered pursuant to Rule 24f-2 under the Investment
Company Act of 1940. Form 24f-2 for Registrant, for the fiscal year ending
December 31, 2009 was filed March 22, 2010

It is proposed that this filing will become effective (check appropriate box)
|X|  immediately upon filing pursuant to paragraph (b)
|_|  on May 1, 2010 pursuant to paragraph (b) of Rule 485
|_|  60 days after filing pursuant to paragraph (a)(1)
|_|  on (date) pursuant to paragraph (a)(1) of Rule 485

The Prospectus and Statement of Additional Information, including the consolidated financials statements of The Lincoln National Life Insurance Company and the financial statements of Lincoln Life Flexible Premium Variable Life Account K, as submitted with Post-Effective Amendment No. 16 to Registration Statement on Form S-6 filed on April 22, 2010 (File No. 033-76432), are incorporated herein by reference.

Supplement Dated September 28, 2010
To the Product Prospectus for:

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Flexible Premium Variable Life Account K

Multi-Fund Variable Life

This supplement outlines certain changes to your variable universal life insurance product prospectus.  It is for informational purposes only; no action is required on your part.  Keep this supplement with your prospectus for future reference.

Lincoln Life has made changes to the Sub-Account listed below.  Please refer to the prospectus for the underlying fund for comprehensive information.

Effective as of the close of business on October 8, 2010, the Delaware VIP Trend Series Fund changed its name following a merger.  It is now known as Delaware VIP Smid Cap Growth Series.  Your product prospectus is amended as follows:

On page 1, the Delaware VIP Trend Series (Standard Class) is being replaced with the Delaware VIP Smid Cap Growth Series (Standard Class).

On page 6, under Series, Trend – Capital Appreciation is being replaced with Smid Cap Growth – Capital Appreciation.

On page 11, the Delaware VIP Trend Series (Standard Class) is being replaced with the Delaware VIP Smid Cap Growth Series (Standard Class).

On page 20, under the “Fund Charges and Expenses” section, the Delaware VIP Trend Series is being replaced with the following:

Series or Fund	Management Fee	Other Expenses	Acquired Fund Fees and Expense	Total Annual Operating Expenses Without waivers or reductions	Contractual Total waivers and reductions	Total Fund operating expenses with waivers or reductions
Delaware VIP Trust: Smid Cap Growth (7)	.75%	.15%	0.40%	.90%	.00%	.90%

(7) Pro Forma numbers estimate the expenses of Smid Cap Growth Series after the Transaction based on the estimated expenses of Smid Cap Growth Series before the Transaction, and giving effect to the acquisition by Smid Cap Growth Series of Trend Series' assets. Included in "Other Expenses" is the portion of the one-time costs of the Transaction that will be allocated to the Smid Cap Growth Series.  The total costs of the Transaction are anticipated to be $112,287, of which $33,686 will be allocated to each of the Trend Series and the Smid Cap Growth Series.

PART II

                     CONTENTS OF THIS REGISTRATION STATEMENT

This filing is made pursuant to Rule 6e-3(T)

                           UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange
Act of 1934, the undersigned registrant hereby undertakes to file with the
Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the
Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                                 INDEMNIFICATION

(a)  Brief description of indemnification provisions.

     In general, Article VII of the By-Laws of The Lincoln National Life
     Insurance Company (LNL) provides that LNL will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of LNL, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, LNL. Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors, officers, and employees of LNL in connection with suits by, or in the right of, LNL.

     Please refer to Article VII of the By-Laws of LNL (Exhibit No. 6(b) hereto)
     for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

(b)  Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the
     Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                REPRESENTATION PURSUANT TO SECTION 26(e)(2)(A) OF
                       THE INVESTMENT COMPANY ACT OF 1940

The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the Policies registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National
Life Insurance Company.

                       CONTENTS OF REGISTRATION STATEMENT

This Post-Effective Amendment No. 17 to the Registration Statement comprises the following papers and documents:

-    The facing sheet.

-    A Product Supplement

-    The undertaking to file reports

-    Indemnification

-    The representation pursuant to Section 26(e)(2)(A) of the Investment
     Company Act of 1940

-    The signatures

-    Power of Attorney

-    The written opinions/consents of the following persons:
        John L. Reizian

     The following exhibits:

          1.   (1)  Certified Resolution of the Board of Directors of the Company establishing the Account.(2)

               (2)  Not applicable.

               (3)  (a)  Selling Agreement between The Lincoln National Life
                         Insurance Company and Lincoln Financial Distributor(3);
                         and amendments(3(a))

                    (b)  Not applicable.

               (4)  Not applicable.

               (5)  (a)  Application.(2)

                    (b)  Policy.(2)

               (6)  (a)  Articles of Incorporation of the Company.(1)

                    (b)  By-Laws of the Company.(1)

               (7)  Not applicable.

               (8)  Fund Participation Agreements, and amendments thereto, between The Lincoln National Life Insurance Company and:

                    (a)  Delaware VIP Trust(5)

                    (b)  Lincoln Variable Insurance Products Trust(5)

               (9)  (a)  Proposed Form of Indemnification Agreement (Revised).*

                     (b)  Accounting and Financial Administrative Services
                         Agreement dated October 1, 2007 among Mellon Bank,
                         N.A., The Lincoln National Life Insurance Company and
                         Lincoln Life & Annuity Company of New York(4)

               (10) Form of Application see Exhibit 1(5)(a)

          2.   See Exhibit 1(5)(b)

          3.   Opinion and Consent of John L. Reizian

          4.   Not applicable.

          5.   Not applicaple.

          6.   Consent of Ernst & Young LLP, Independent Registered Public
               Accounting Firm.

          7.   Memorandum describing the Company's issuance, transfer and redemption and conversion procedures for the Policy.(2)

          8.   N/A

          9.   Other Exhibits.

----------
*    Previously filed as an Exhibit to the Registration Statement.

(1)  Incorporated by reference to registration statement filed on Form S-6 (File
     No. 333-40745) filed on November 21, 1997.

(2)  Incorporated by reference to registrant's Post-Effective Amendment No. 4
     (File No. 033-76432) filed on April 23, 1998.

(3)  Incorporated by reference to Post-Effective Amendment No. 24 on Form N-4
     (File No. 333-61554) filed on December 18, 2007.

(3(a))Incorporated by reference to Post-Effective Amendment No. 1 Form S-6 (File
     No. 333-82663) filed on April 13, 2000.

(4)  Incorporated by reference to Registration Statement on Form N-4 (File No.
     333-147673) filed on November 28, 2007.

(5)  Incorporated by reference to Post-Effective Amendment No. 13 on Form N-6
     (File No. 333-146507) filed on April 1, 2010.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln Life Flexible Premium Variable Life Account K has caused this Post-Effective Amendment No. 17 to the Registration Statement (File No. 033-76432; 811-08412; CIK: 0000920370), to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut on the 28th day of September, 2010.  Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.

Lincoln Life Flexible Premium Variable Life Account K
(Registrant)

/s/ Joshua R. Durand
By _________________________________
Joshua R. Durand
Assistant Vice President
The Lincoln National Life Insurance Company

The Lincoln National Life Insurance Company
(Depositor)

/s/ Joshua R. Durand
By _________________________________
Joshua R. Durand
Assistant Vice President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 17 to this Registration Statement (File No. 033-76432; 811-08412; CIK: 0000920370) has been signed below on September 28, 2010, by the following persons, as officers and directors of the Depositor, in the capacities indicated:

Signature                                                                Title

/s/ Dennis R. Glass *
______________________________	President and Director
Dennis R. Glass

/s/ Charles C. Cornelio *
______________________________	Executive Vice President; Chief Administrative Officer
Charles C. Cornelio	and Director

/s/ Frederick J. Crawford *
______________________________	Executive Vice President; Chief Financial Officer and
Frederick J. Crawford	Director

/s/ C Phillip Elam II *
______________________________	Senior Vice President, Chief Investment Officer
C. Phillip Elam II

/s/ Randal J. Freitag *
______________________________	Senior Vice President; Chief Risk Officer
Randal J. Freitag

/s/ Mark E. Konen *
______________________________	Senior Vice President and Director
Mark E. Konen

/s/ Keith J. Ryan *
______________________________                          Vice President and Director
Keith J. Ryan

/s/ John L. Reizian
* By ________________________________________
John L. Reizian
Attorney-in-Fact, pursuant to a Power-
of-Attorney filed with this Registration Statement

POWER OF ATTORNEY

We, the undersigned directors and/or officers of The Lincoln National Life Insurance Company, hereby constitute and appoint Delson R. Campbell, Kelly D. Clevenger, Christine S. Frederick, Brian A. Kroll, John L. Reizian, Lawrence A. Samplatsky and John D. Weber,  individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all amendments to Registration Statements; including exhibits, or other documents filed on Forms N-6 or N-4 or any successors or amendments to these Forms, filed with the Securities and Exchange Commission, under the Securities Act of 1933 and/or Securities Act of 1940, on behalf of the Company in its own name or in the name of one of its Separate Accounts , hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such amendments to said Registration Statements as follows:

Variable Life Insurance Separate Accounts:
Lincoln Life Flexible Premium Variable Life Account D: 033-00417
Lincoln Life Flexible Premium Variable Life Account F: 033-14692; 333-40745
Lincoln Life Flexible Premium Variable Life Account G: 033-22740
Lincoln Life Flexible Premium Variable Life Account J:  033-76434
Lincoln Life Flexible Premium Variable Life Account K: 033-76432
Lincoln Life Flexible Premium Variable Life Account M: 333-42479; 333-54338; 333-84370;
333-84360; 333-111137; 333-111128; 333-118478; 333-118477; 333-63940; 333-82663;
333-139960; 333-145090; 333-146507; 333-163139
Lincoln Life Flexible Premium Variable Life Account R: 333-33782; 333-90432; 333-115882;
333-125792; 333-125991; 333-43107; 333-145235; 333-145239
Lincoln Life Flexible Premium Variable Life Account S: 333-72875; 333-104719; 333-125790
Lincoln Life Flexible Premium Variable Life Account Y: 333-118482; 333-118481; 333-115883;
333-81882; 333-81884; 333-81890; 333-90438; 333-156123
Lincoln Life Flexible Premium Variable Life Account JF-A: 333-144268; 333-144269; 333-144271;
333-144272; 333-144273; 333-144274; 333-144275
Lincoln Life Flexible Premium Variable Life Account JF-C: 333-144264; 333-144270

Variable Annuity Separate Accounts:
Lincoln National Variable Annuity Fund A: 002-26342; 002-25618
Lincoln National Variable Annuity Account C: 033-25990; 333-50817; 333-68842; 333-112927
Lincoln National Variable Annuity Account E: 033-26032
Lincoln National Variable Annuity Account H: 033-27783; 333-18419; 333-35780; 333-35784;
333-61592; 333-63505; 333-135219
Lincoln National Variable Annuity Account L: 333-04999
Lincoln Life Variable Annuity Account N: 333-40937; 333-36316; 333-36304; 333-61554;
333-119165; 333-135039; 333-138190; 333-149434
Lincoln Life Variable Annuity Account Q: 333-43373
Lincoln Life Variable Annuity Account T: 333-32402; 333-73532
Lincoln Life Variable Annuity Account W: 333-52572; 333-52568; 333-64208
Lincoln Life Variable Annuity Account JL-A: 333-141888
Lincoln Life Variable Annuity Account JF-I: 333-144276; 333-144277
Lincoln Life Variable Annuity Account JF-II: 333-144278

Except as otherwise specifically provided herein, the power-of-attorney granted herein shall not in any manner revoke in whole or in part any power-of-attorney that each person whose signature appears below has previously executed.  This power-of-attorney shall not be revoked by any subsequent power-of-attorney each person whose signature appears below may execute, unless such subsequent power specifically refers to this power-of-attorney or specifically states that the instrument is intended to revoke all prior general powers-of-attorney or all prior powers-of-attorney.

This Power-of-Attorney may be executed in separate counterparts each of which when executed and delivered shall be an original; but all such counterparts shall together constitute one and the same instrument.  Each counterpart may consist of a number of copies, each signed by less than all, but together signed by all, of the undersigned.

Signature                                                                Title

/s/ Dennis R. Glass *
______________________________	President and Director
Dennis R. Glass

/s/ Charles C. Cornelio *
______________________________	Executive Vice President; Chief Administrative Officer
Charles C. Cornelio	and Director

/s/ Frederick J. Crawford *
______________________________	Executive Vice President; Chief Financial Officer and
Frederick J. Crawford	Director

/s/ C Phillip Elam II *
______________________________	Senior Vice President, Chief Investment Officer
C. Phillip Elam II

/s/ Randal J. Freitag *
______________________________	Senior Vice President; Chief Risk Officer
Randal J. Freitag

/s/ Mark E. Konen *
______________________________	Senior Vice President and Director
Mark E. Konen

/s/ Keith J. Ryan *
______________________________                          Vice President and Director
Keith J. Ryan